Related Party Transactions - Cost of Revenues of Accounts Payable (Details) - USD ($)		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Services cost of revenue - related parties	[1]	$ 429,917	$ 117,046
Payables to related parties	[2]	661,134		$ 203,209
Selling, general and administrative - related parties	[1]	324,254	108,245
Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		429,917	117,046
Payables to related parties		661,134		203,209
Selling, general and administrative - related parties		324,254	108,245
Panther and DBDHT | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		127,720	46,554
Bison Trucking and Diamondback | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		38,132	41,627
Energy Services and Elk City Yard | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		26,700	26,700
The Company and 2017 Stingray Companies | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		237,365	2,165
Lodging and Dunvegan | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		0	0
Selling, general and administrative - related parties		2,551	0
Bison Trucking and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Services cost of revenue - related parties		0	0
Consolidated and Everest | Affiliated Entity
Related Party Transaction [Line Items]
Selling, general and administrative - related parties		58,313	72,324
Consolidated and Wexford | Affiliated Entity
Related Party Transaction [Line Items]
Selling, general and administrative - related parties		233,880	35,921
Mammoth and Orange Leaf | Affiliated Entity
Related Party Transaction [Line Items]
Selling, general and administrative - related parties		29,510	$ 0
ACCOUNTS PAYABLE | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		534,385		177,344
ACCOUNTS PAYABLE | Panther and DBDHT | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		115,661		0
ACCOUNTS PAYABLE | Bison Trucking and Diamondback | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		10,187		0
ACCOUNTS PAYABLE | Energy Services and Elk City Yard | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		0		0
ACCOUNTS PAYABLE | The Company and 2017 Stingray Companies | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		408,458		174,145
ACCOUNTS PAYABLE | Lodging and Dunvegan | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		0		3,199
ACCOUNTS PAYABLE | Bison Trucking and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		79		0
SELLING, GENERAL AND ADMINISTRATIVE COSTS | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		126,749		25,865
SELLING, GENERAL AND ADMINISTRATIVE COSTS | Lodging and Dunvegan | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		886		0
SELLING, GENERAL AND ADMINISTRATIVE COSTS | Consolidated and Everest | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		16,798		12,668
SELLING, GENERAL AND ADMINISTRATIVE COSTS | Consolidated and Wexford | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		109,065		13,197
SELLING, GENERAL AND ADMINISTRATIVE COSTS | Mammoth and Orange Leaf | Affiliated Entity
Related Party Transaction [Line Items]
Payables to related parties		$ 0		$ 0

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.